Dividends (Tables)	12 Months Ended
Dec. 31, 2024
Dividends
Schedule of dividends declared and paid during the year

	2024			2023			2022
	Paid/payable	Dividend per share (pence)	Total dividend (£m)	Paid/payable	Dividend per share (pence)	Total dividend (£m)	Paid/payable	Dividend per share (£)	Total dividend (£m)
2024 interim dividend	19 Sep 2024	2.0	182	–	–	–	–	–	–
2023 final dividend	16 May 2024	4.2	388	–	–	–	–	–	–
2023 interim dividend	–	–	–	5 Oct 2023	1.8	166	–	–	–
2022 final dividend	–	–	–	27 Apr 2023	2.4	222	–	–	–
Pre-demerger dividends[1]	–	–	–	–	–	–	–	11,930	11,930

1	During 2022, the Group declared and paid a series of dividends to GSK and Pfizer under the Shareholders’ Agreement valid at that time. The dividends per share for the dividends declared and paid before the demerger activities that took place in July 2022 were paid from the former ultimate holding company of CHHL2 and were calculated based on CHHL2’s share structure. In 2022, the Group utilised a £9,211m loan plus £37m of interest receivable from its former equity shareholders, prior to the demerger, to partially fund the pre-separation dividend and the final sweep dividend.